Supplement dated April 7, 2017, to the following summary prospectuses and prospectuses:

American Beacon Bridgeway Large Cap Growth Fund
Summary Prospectus and Prospectus dated October 28, 2016

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon SGA Global Growth Fund
Summary Prospectuses and Prospectuses dated May 29, 2016

American Beacon GLG Total Return Fund
Summary Prospectus and Prospectus dated May 20, 2016

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Summary Prospectuses and Prospectuses dated April 29, 2016, each as supplemented on May 27, 2016

American Beacon Ionic Strategic Arbitrage Fund
Summary Prospectus and Prospectus dated April 29, 2016, each as supplemented on May 3 and May 27, 2016

American Beacon SiM High Yield Opportunities Fund
American Beacon Sound Point Floating Rate Income Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Summary Prospectuses and Prospectuses dated December 29, 2016

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
Summary Prospectuses and Prospectus dated February 28, 2017

I. American Beacon Balanced Fund - Portfolio Manager Names

1.
In the "American Beacon Balanced Fund - Fund Summary – Portfolio Managers – Brandywine Global Investment Management, LLC" section,  "Jack P. McInyre" is revised to read "Jack P. McIntyre" and "Gerhert (Gary) P. Herbet" is revised to read "Gerhardt (Gary) P. Herbert".

2.	In "Fund Management - The Sub-Advisors – Brandywine Global Investment Management, LLC" section, "Gerhert (Gary) P. Herbert" is revised to read "Gerhardt (Gary) P. Herbert".

II. All Funds - Scheduled Sales Charge Variations
1.	In the "Fund Summary - Fees and Expenses of the Fund" section, the following sentence shall be inserted at the end of the first paragraph:
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".
2.	The following shall be inserted immediately prior to the "About Your Investment - Purchase and Redemption of Shares" section of the Prospectus.
Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges).  Such intermediary-specific sales charge variations are described in Appendix A to this Prospectus, entitled "Intermediary Sales Charge Discounts and Waivers."  Appendix A is incorporated herein by reference (is legally a part of this Prospectus).
In all instances, it is the purchaser's responsibility to notify a Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive these waivers or discounts.
3.	The following shall be inserted on the back cover of the Prospectus immediately following the paragraph under the heading "Statement of Additional Information (''SAI'')".
Appendix A to the Prospectus – Intermediary Sales Charge Discounts and Waivers
Appendix A contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is incorporated herein by reference (is legally a part of this Prospectus).
4.	The following shall be added as Appendix A to the Prospectus as a standalone document:

Appendix A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify a Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive any applicable waivers or discounts. Please see the section entitled "Choosing Your Share Class" for more information on sales charges and waivers available for different classes.
The information in this Appendix is part of, and incorporated into, the Funds' prospectus.
A CLASS AND C CLASS PURCHASES THROUGH MERRILL LYNCH
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
Front-end Sales Load Waivers on A Class Shares available at Merrill Lynch
■Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission- based brokerage account and shares are held for the benefit of the plan.
■Shares purchased by or through a 529 Plan.
■Shares purchased through a Merrill Lynch affiliated investment advisory program.
■Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.
■Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
■Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■Shares exchanged from C Class (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.
■Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
■Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus.
■Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
CDSC Waivers on A Class and C Class Shares available at Merrill Lynch
■Death or disability of the shareholder
■Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
■Return of excess contributions from an IRA Account
■Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
■Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■Shares acquired through a right of reinstatement
■Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A Class and C Class shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■Breakpoints as described in this prospectus.
■Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
■Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

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